Significant Accounting Policies - Consolidated VIEs (Details)	12 Months Ended
	Dec. 31, 2016 USD ($) shareholder subsidiary	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
VIEs
Interest-free loans to nominee shareholders of VIEs	$ 68,900,000	$ 61,400,000
Aggregate accumulated losses	70,500,000	43,900,000
Assets and liabilities of the VIEs and their subsidiaries
Total assets	591,695,000	403,109,000
Total liabilities	571,551,000	401,582,000
Results of operations of the VIEs and their subsidiaries
Net revenues	1,030,936,000	880,669,000	$ 768,241,000
Net loss	277,308,000	35,723,000	161,771,000
Net increase (decrease) in cash and cash equivalents
Net cash provided by operating activities	443,649,000	328,138,000	101,025,000
Net cash used in investing activities	845,144,000	(1,166,548,000)	(191,560,000)
Net cash provided by financing activities	(603,410,000)	396,352,000	404,624,000
Net increase (decrease) in cash and cash equivalents	644,186,000	(460,243,000)	307,406,000
Cash, cash equivalents and short-term investments	1,797,065,000	2,209,853,000
Restricted cash	241,306,000	140,652,000
Accrued expenses and other current liabilities	452,751,000	265,490,000
Amount due to customers related to SINA Pay	241,306,000	140,652,000
Income taxes payable	40,127,000	16,426,000
Assets, except for registered capital and PRC statutory reserves of VIEs, that can only be used to settle obligations of the respective VIEs	0
Registered capital and PRC statutory reserves of VIEs	$ 100,200,000	87,600,000
Term of loan agreements (in years)	10 years
Period of due date of the last guaranteed debt (in years)	3 years
Service fees revenue charged by wholly owned subsidiaries	$ 467,600,000	352,600,000	322,200,000
Number of wholly owned subsidiaries established to engage directly in advertising business | subsidiary	2
Term of trademark license agreements (in years)	1 year
ICP Company
Net increase (decrease) in cash and cash equivalents
Registered capital	$ 19,000,000
StarVI
Net increase (decrease) in cash and cash equivalents
Registered capital	$ 1,200,000
Number of nominee shareholder who hold ownership interest in VIEs | shareholder	3
IAD Company
Net increase (decrease) in cash and cash equivalents
Registered capital	$ 24,800,000
Number of nominee shareholder who hold ownership interest in VIEs | shareholder	2
Weimeng
Net increase (decrease) in cash and cash equivalents
Registered capital	$ 9,100,000
Number of nominee shareholder who hold ownership interest in VIEs | shareholder	4
Weibo Interactive
Net increase (decrease) in cash and cash equivalents
Registered capital	$ 8,700,000
SINA Pay
Net increase (decrease) in cash and cash equivalents
Registered capital	15,700,000
Consolidated VIEs
Results of operations of the VIEs and their subsidiaries
Net revenues	893,010,000	743,535,000	621,705,000
Net loss	(26,627,000)	(14,378,000)	(16,509,000)
Net increase (decrease) in cash and cash equivalents
Net cash provided by operating activities	139,225,000	368,185,000	63,738,000
Net cash used in investing activities	(253,373,000)	(317,827,000)	(48,643,000)
Net cash provided by financing activities	37,021,000	20,280,000	32,212,000
Net increase (decrease) in cash and cash equivalents	(77,127,000)	70,638,000	$ 47,307,000
Cash, cash equivalents and short-term investments	174,900,000	256,600,000
Restricted cash	241,300,000	140,700,000
Accrued expenses and other current liabilities	221,000,000	163,700,000
Amount due to customers related to SINA Pay	241,300,000	140,700,000
Income taxes payable	22,100,000	19,600,000
Deferred revenues	$ 72,400,000	$ 54,300,000